FINANCING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Income, Nonoperating [Abstract]
Schedule of Financing Income, Net

	US dollars
	Year ended December 31,
(in thousands)	2021	2020	2019

Short-term interest expenses commissions and other	(1,367)	(895)	(944)
Gains (loss) in respect of marketable securities and other investments	(2,387)	4,375	(241)
Interest expenses in respect of long-term loans	(883)	(1,299)	(1,666)
Interest income in respect of deposits	538	302	500
Income (expenses) related to taxes positions	190	(501)	203
Exchange rate differences and others, net	(662)	(1,350)	(491)
Income (expenses) in respect of changes in obligation to purchase non-controlling interests (*)	(967)	848	3,215
	(5,538)	1,480	576

(*) See Note 1Y